SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item loan	Dec. 31, 2022 USD ($) loan $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item	Jan. 01, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss from continuing operations	¥ 768,990	$ (111,492)	¥ 522,672	¥ 404,029
Net cash (used in) generated from operating activities	(216,694)	$ (31,419)	(359,313)	(229,766)
Cash and cash equivalents	158,283		157,386		$ 22,949
Working capital	361,436				52,404
Accumulated deficit	¥ (3,766,931)		(3,277,270)		$ (546,154)
Number of loan contracts | loan	2	2
Amount of loan contract	¥ 68,500	$ 9,900
Noon buying rate	6.8972				6.8972
Conversion from noon buying rate to per share value | $ / shares		$ 1.00
Description of liquid investments maturity term	90 days	90 days
Number of reporting units after disposal of the GFHM | item	2				2
Interest costs incurred	¥ 180,847	$ 26,220	139,873	148,642
Interest and other costs relating to construction capitalized	60,490	$ 8,770	66,084	67,283
Impairment on long-lived assets	¥ 0		¥ 0	¥ 8,500
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	5 years				5 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	20 years				20 years
Offices and facility under leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	1 year				1 year
Lessee, operating lease, term of contract	1 year				1 year
Offices and facility under leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	20 years				20 years
Land use rights under leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract	50 years				50 years
Lessee, operating lease, term of contract	50 years				50 years
Equipment leased to others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	5 years				5 years
Equipment leased to others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract	20 years				20 years
Cumulative effect, period of adoption, adjusted balance
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit						¥ 5,600